SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2025
Shareholders Equity
SHAREHOLDERS’ EQUITY

NOTE 18 – SHAREHOLDERS’ EQUITY:

A.	On March 20, 2023, the Company closed a private placement for gross proceeds of $2,604 through the issuance of 713,424 units (“March 2023 Units”) at a price per March 2023 Unit of US$3.65 (CAD$4.875). Each March 2023 Unit consists of one Common Share and one half of one Common Share purchase warrant (each whole such warrant a “Warrant”). An aggregate of 356,711 Warrants were issued with an exercise price of CAD$5.875 (US$4.375) The Warrants have a term of two years and if fully exercised, will result in the issuance of an additional 356,711 Common Shares (“March 2023 Private Placement Warrants”). A finder’s fee of $208 (CAD$290) was paid and 57,074 March 2023 Private Placement Warrants were issued in connection with the private placement.

B.	On June 15 and June 20, 2023, the Company closed a registered direct offerings for gross proceeds of $6,873 through the issuance of 1,527,310 units (“June 2023 Units”) at a price per Unit of US$2.875 (CAD$3.90). Each December 2023 Unit consists of one Common Share and one half of one Common Share purchase warrant (each whole such warrant a “Warrant”). An aggregate of 763,654 Warrants were issued with an exercise price of CAD$7.325 (US$5.50) The Warrants have a term of two years and if fully exercised, will result in the issuance of an additional 763,654 Common Shares (“June 2023 Registered Direct Offerings Warrants”). A finder’s fee of $550 (CAD$733) was paid and 122,185 non-registered warrants were issued in connection with the Registered Direct Offerings. The cash finders’ fees are charged against Share Capital and Additional Pain In Capital in the Statement of Chanes in Shareholder Equity and the fair value of the warrants is credited to the Warrant Reserve on the Statement of Chanes in Shareholder Equity.

C.	On December 13, 2023, the Company closed registered direct offerings for gross proceeds of $1,490 through the issuance of 518,313 units (“December 2023 Units”) at a price per Unit of US$2.875 (CAD$3.40). Each December 2023 Unit consists of one Common Share and one half of one Common Share purchase warrant (each whole such warrant a “Warrant”). An aggregate of 259,156 Warrants were issued with an exercise price of CAD$5.125 (US$3.75) The Warrants have a term of two years and if fully exercised, will result in the issuance of an additional 259,156 Common Shares (“December 2023 Registered Direct Offerings Warrants”). A finder’s fee of $119 (CAD$162) was paid and 41,465 non-registered warrants were issued in connection with the Registered Direct Offerings.

D.	During the year ended December 31, 2023, the Company issued 36,800 Common Shares in respect of 36,800 warrants that were exercised for gross proceeds of $140.

E.	During the year ended December 31, 2023, the Company issued 185,800 Common Shares in respect of 185,800 RSUs that were exercised.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 18 – SHAREHOLDERS’ EQUITY (CONTINUED):

F.	On January 4, 2024, the Company closed a registered direct offering for gross proceeds of $3,227 through the issuance of 1,122,521 units (“January 2024 Units”) at a price per Unit of $2.88 (CAD$3.40). Each January 2024 Unit consists of one Common Share and one half of one Common Share purchase warrant (each whole such warrant a “January 2024 Warrant”). An aggregate of 561,260 January 2024 Warrants were issued with an exercise price of CAD$5.13 ($3.75) per share. The Warrants have a term of two years and if fully exercised, will result in the issuance of an additional 561,260 Common Shares (“January 2024 Registered Direct Offerings Warrants”). A finder’s fee of $258 (CAD$348 thousand) was paid and 89,802 January 2024 Registered Direct Offerings Warrants were issued in connection with the registered direct Offering.

G.	On April 2, 2024, the Company closed a registered direct offering for gross proceeds of approximately $3,300 at a purchase price of $0.875 per share and issued an aggregate of 3,792,200 common shares in the registered direct offering. The Company issued 293,776 common shares as finders’ fee.

H.	On August 12, 2024, the Company closed its previously announced private placement for gross proceeds of approximately $2,502, at a purchase price of $0.875 per common share and $0.875 per pre-funded warrant. The Company issued a total of 1,839,554 common shares and pre-funded warrants to purchase up to 1,200,000 common shares, with each pre-funded warrant having an exercise price of $0.0001 per share. Each pre-funded warrant has an exercise price of $0.00025 per share and will expire when exercised in full.

Certain directors and officers of the Company purchased $420 value of common shares in the private placement. In connection with the closing, the Company has issue certain non-U.S. residents 180,624 common shares as finders fees.

I.	On October 2, 2024, the Company closed its previously announced securities purchase agreement with certain accredited investors to issue, in a registered direct offering, 2,165,200 common shares at a purchase price of US$1.875 per share, for gross proceeds of $4,060. The Company paid $325 and issued 134,720 common shares and 21,333 warrants as finders’ fees.

J.	On October 15, 2024, the Company closed its previously announced securities purchase agreement with certain accredited investors to issue, in a registered direct offering, 642,858 common shares at a purchase price of US$2.80 per share, for gross proceeds of $1,800, The Company paid $144 and issue 51,428 common shares as finders’ fees.

K.	On December 16, 2024, the Company issued in a registered direct offering 1,947,000 common shares at a purchase price of $6.40 per share, for gross proceeds of $12,460. The Company paid $997 in cash and issued 146,940 common shares as finders’ fees.

L.	During the year ended December 31, 2024, the Company issued 1,330,300 Common Shares in respect of 1,330,300 warrants that were exercised for gross proceeds of $576 (note 19 (a)).

M.	During the year ended December 31, 2024, the Company issued 764,001 Common Shares in respect of 764,001 RSUs that were exercised (note 19 (c)).

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 18 – SHAREHOLDERS’ EQUITY (CONTINUED):

N.	On January 29, 2025, the Company announced the pricing of an underwritten public offering of 3,281,250 Common Shares at a public offering price of $6.40 per share. The Company concurrently announced the pricing of a registered direct offering of 1,406,250 Common Shares at a purchase price of $6.40 per share. The offerings closed on January 29, 2025. The total gross proceeds from the offerings to the Company were $30,000. Titan Partners Group LLC, a division of American Capital Partners LLC, acted as sole bookrunner for the underwritten public offering. The Company paid $2,400 in cash and issued 60,650 Common Shares and 229,688 warrants as finders’ fees. The warrants expire on January 29, 2030 and the fair value of the warrants is credited to the Warrant reserve on the Statement of Chanes in Shareholder Equity.

O.	On September 16, 2025, the Company entered into an Underwriting Agreement (the “Underwriting Agreement”) with Titan Partners Group LLC, a division of American Capital Partners LLC, as sole bookrunner (the “Underwriter”), relating to an underwritten public offering (the “Offering”) of 5,625,000 of its common shares, no par value per share (the “Common Shares”), with each Common Share sold at a public offering price of $8.00. The offering closed on September 18, 2025. The total gross proceeds from the offerings to the Company were $45,000. The Company paid $3,150 in cash and issued 324,625 warrants as finders’ fees. The warrants expire on September 16, 2030 and the fair value of the warrants is credited to the Warrant reserve in the Statement of Changes in Shareholder Equity. The warrants expire on September 16, 2030 and the fair value of the warrants is credited to the Warrant reserve on the Statement of Chanes in Shareholder Equity.

P.	During the year ended December 31, 2025, the Company issued 219,667 Common Shares in respect of the exercise of 219,667 vested RSUs (note 19 (c)).

Q.	During the year ended December 31, 2025, the Company issued 225,332 Common Shares in respect of the exercise of 225,332 share options for proceeds of $548(note 19 (b)).

R.	During the year ended December 31, 2025, the Company issued 3,474,596 Common Shares in respect of the exercise of 3,474,596 warrants for proceeds of $17,149 (note 19 (a)).

S.	During the year ended December 31, 2025, the Company issued 5,000 Common Shares in respect of services rendered in the amount of $35.